Business Acquisitions - GT Life Sciences, Inc. - Additional Information (Detail) (GT Life Sciences, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Oct. 05, 2011	Oct. 05, 2011 Patents and Related Technologies [Member]	Oct. 05, 2011 Cash [Member]
Business Acquisition [Line Items]
Percentage of outstanding common stock acquired		100.00%
Fair Value of Consideration Transferred				$ 14,250
Acquired Intangible Assets, useful life			13 years
Business combination, acquisition related cost	$ 276